UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street; Omaha, NE 68137

(Address of principal executive offices) (Zip code)

James  Ash

            Gemini Fund Services, LLC., 4020 South 147th Street; Omaha, NE 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

      9/30

Date of reporting period:  6/30/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2012
Principal Amount ($)			Yield	Maturity	Market Value
	BONDS & NOTES - 71.5%
	ADVERTISING - 0.2%
370,000	Omnicom Group, Inc.		4.4500%	8/15/2020	$ 398,960

	AEROSPACE/DEFENSE - 0.7%
75,000	Boeing Co.		5.8750	2/15/2040	99,028
188,000	Boeing Co.		6.8750	3/15/2039	275,077
150,000	Embraer Overseas Ltd.		6.3750	1/15/2020	166,875
600,000	Penerbangan Malaysia Bhd (a)		5.6250	3/15/2016	669,596
200,000	United Technologies Corp.		3.1000	6/1/2022	209,572
					1,420,148
	AGRICULTURE - 0.4%
510,000	Altria Group, Inc.		9.2500	8/6/2019	708,536
200,000	Virgolino de Oliveira Finance Ltd. (b)		11.7500	2/9/2022	177,000
					885,536
	AIRLINES - 0.3%
245,000	Southwest Airlines Co.		5.2500	10/1/2014	265,171
256,000	Southwest Airlines Co.		5.7500	12/15/2016	295,790
					560,961
	AUTO MANUFACTURERS - 0.4%
500,000	Daimler Finance North America LLC (b)		1.8750	9/15/2014	502,668
250,000	Ford Motor Co.		7.4500	7/16/2031	311,660
					814,328
	BANKS - 3.1%
625,000	Australia & New Zealand Banking Group Ltd. (b)		4.8750	1/12/2021	685,107
100,000	Banco de Credito del Peru/Panama (a)		5.3750	9/16/2020	103,250
20,000	Banco de Credito		4.7500	3/16/2016	20,550
400,000	Banco do Brasil SA/Cayman (a,c)		8.5000	Perpetual	459,500
200,000	Banco Mercantil del Norte SA (a)		4.3750	7/19/2015	206,000
100,000	Banco Mercantil del Norte SA (a,c)		6.8620	10/13/2021	103,500
125,000	Citigroup Inc.		6.0000	12/13/2013	131,369
400,000	DBS Bank Ltd. (a,c)		5.0000	11/15/2019	420,022
300,000	Gazprombank OJSC Via GPB Eurobond Finance PLC (a)		7.9330	6/28/2013	313,050
150,000	JPMorgan Chase & Co.		4.5000	1/24/2022	161,583
170,000	JPMorgan Chase & Co.		4.9500	3/25/2020	187,392
675,000	Korea Development Bank		4.3750	8/10/2015	719,485
300,000	Korea Finance Corp.		3.2500	9/20/2016	307,369
400,000	OVERSEA-CHINESE BANKING (a)		4.2500	11/18/2019	414,089
163,000	PNC Funding Corp.		4.3750	8/11/2020	180,117
343,000	PNC Funding Corp.		6.7000	6/10/2019	426,485
650,000	Royal Bank of Canada		2.3000	7/20/2016	667,194
300,000	VTB Bank OJSC Via VTB Capital SA (a)		6.8750	5/29/2018	314,625
600,000	Wells Fargo & Co.		4.6000	4/1/2021	669,383
					6,490,070
	BEVERAGES - 0.4%
375,000	Coca-Cola Co.		1.8000	9/1/2016	385,154
50,000	Corp Lindley SA (b)		6.7500	11/23/2021	54,000
350,000	Diageo Capital PLC		1.5000	5/11/2017	351,120
					790,274
	BIOTECHNOLOGY - 0.4%
385,000	Amgen, Inc.		3.8750	11/15/2021	406,505
450,000	Biogen Idec, Inc.		6.8750	3/1/2018	549,200
					955,705
	CHEMICALS - 0.4%
375,000	Eastman Chemical Co.		2.4000	6/1/2017	378,973
350,000	Ecolab, Inc.		2.3750	12/8/2014	361,534
					740,507
	COLLATERALIZED MORTAGE OBLIGATIONS
	U.S. GOVERNMENT AGENCY - 4.9%
1,684,549	Fannie Mae REMICS 2009-98 DZ (a,d)		4.5000	12/25/2039	1,789,025
1,576,661	Freddie Mac REMICS 3818 JA (d)		4.5000	1/15/2040	1,658,129
1,148,539	Fannie Mae REMICS 2009-41 ZA (d)		4.5000	6/25/2039	1,227,372
1,000,000	Freddie Mac REMICS 3738 BP (d)		4.0000	12/15/2038	1,083,099
760,950	Freddie Mac REMICS 2663 ZP (d)		5.0000	8/15/2033	876,307
557,000	Fannie Mae REMICS 2011-74 KL (d)		5.0000	6/25/2040	646,410
532,849	Fannie Mae REMICS 2010-76 ZK (d)		4.5000	7/25/2040	594,701
Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2012
Principal Amount ($)			Yield	Maturity	Market Value
	COLLATERALIZED MORTAGE OBLIGATIONS
	U.S. GOVERNMENT AGENCY - 4.9% (continued)
500,000	Freddie Mac REMICS 3957 DZ (a,d)		3.5000%	11/15/2041	$ 512,128
401,667	Fannie Mae REMICS 2011-111 EZ (d)		5.0000	11/25/2041	475,892
319,062	Freddie Mac REMICS 3957 HZ (d)		4.0000	11/15/2041	323,713
283,607	Freddie Mac REMICS 2909 Z (d)		5.0000	12/15/2034	318,359
250,219	Fannie Mae REMICS 2011-11 SA (c,d)		6.3067	3/25/2031	253,859
238,294	Fannie Mae REMICS 2011-18 UZ (a,d)		4.0000	3/25/2041	253,722
					10,012,716
	COLLATERALIZED MORTAGE OBLIGATIONS
	WHOLE LOAN COLLATERAL - 11.1%
505,000	Adjustable Rate Mortgage Trust 2005-2 6M2 (c)		1.2253	6/25/2035	217,350
1,625,000	American General Mortgage Loan Trust 2010-1A A3 (b,c)		5.6500	3/25/2058	1,702,207
742,168	Bear Stearns Asset Backed Securities Trust 2004-AC2 2A		5.0000	5/25/2034	747,043
393,479	Citicorp Mortgage Securities, Inc. 2007-2 3A1		5.5000	2/25/2037	349,138
856,193	Citimortgage Alternative Loan Trust 2007-A4 1A13		5.7500	4/25/2037	605,737
2,278,234	Countrywide Alternative Loan Trust 2005-J8 1A5		5.5000	7/25/2035	2,003,100
648,612	Countrywide Alternative Loan Trust 2007-22 2A16		6.5000	9/25/2037	442,422
335,322	Countrywide Home Loan Mortgage Pass Through Trust 2004-9 A1		5.0000	6/25/2034	338,253
546,778	Credit Suisse First Boston Mortgage Securities Corp. 2005-8 1A3		5.2500	9/25/2035	466,418
660,399	Credit Suisse Mortgage Capital Certificates 2006-9 2A1 (a,c)		5.5000	11/25/2036	593,793
392,895	Credit Suisse Mortgage Capital Certificates 2009-13R 2A1 (b)		6.0000	1/26/2037	405,981
1,000,000	Credit Suisse Mortgage Capital Certificates 2010-4R 3A17		9.2929	6/26/2037	678,863
780,986	Deutsche Mortgage Securities, Inc. 2005-WF1 1A2 (b,c)		5.2475	6/26/2035	792,343
532,206	First Horizon Alternative Mortgage Securities 2005-AA4 1A1 (c)		2.5988	5/25/2035	353,438
3,197,000	GSR Mortgage Loan Trust 2006-AR1 3A1 (c)		4.9657	1/25/2036	2,781,358
1,036,770	Homebanc Mortgage Trust 2005-3 A1 (c,a)		0.4853	7/25/2035	746,887
413,676	JP Morgan Mortgage Trust 2007-S1 1A1		5.0000	3/25/2022	384,588
367,700	JP Morgan Reremic 2011-2 2A3 (b,c)		3.5000	7/26/2036	374,972
240,559	Morgan Stanley Mortgage Loan Trust 2004-1 1A1		5.0000	11/25/2018	247,787
518,548	Morgan Stanley Mortgage Loan Trust 2006-7 3A (c)		5.6565	6/25/2036	351,561
680,982	PHH Alternative Mortgage Trust 2007-2 3A1		6.0000	5/25/2037	521,572
2,396,522	Prime Mortgage Trust 2006-DR1 2A1 (b)		5.5000	5/25/2035	2,097,184
777,776	RALI Trust 2006-QS10 A9		6.5000	8/25/2036	530,740
288,483	RFMSI Trust 2003-S16 A1		4.7500	9/25/2018	296,740
662,145	RFMSI Trust 2006-S3 A7		5.5000	3/25/2036	550,790
254,526	Structured Asset Securities Corp. 2003-35 1A1 (c)		5.1622	12/25/2033	255,739
374,286	Structured Asset Securities Corp. 2004-11XS 2A2 (e)		5.4000	6/25/2034	388,335
407,041	Structured Asset Securities Corp. 2004-15 2A1		4.7500	9/25/2019	413,743
41,699	TBW Mortgage Backed Pass Through Certificates 2006-4 A2 (c)		0.3953	9/25/2036	41,566
1,477,646	Wachovia Mortgage Loan Trust LLC 2005-A 2A1 (a,c)		5.0082	8/20/2035	1,186,550
889,459	Wells Fargo Alternative Loan Trust 2007-PA2 1A1 (a)		6.0000	6/25/2037	731,259
421,583	Wells Fargo Mortgage Backed Securities Trust 2006-2 3A1		5.7500	3/25/2036	404,874
462,455	Wells Fargo Mortgage Backed Securities Trust 2007-13 A6		6.0000	9/25/2037	436,946
460,822	Wells Fargo Mortgage Backed Securities Trust 2007-8 1A2		6.0000	7/25/2037	417,611
					22,856,888
	COMMERCIAL MBS - 1.2%
50,000	Banc of America Merrill Lynch Commercial Mortgage, Inc. 2006-4 AM		5.6750	7/10/2046	53,157
100,000	Bear Stearns Commercial Mortgage Securities 2006-PW14 AM		5.2430	12/11/2038	105,579
75,000	Bear Stearns Commercial Mortgage Securities 2006-T24 AM (c)		5.5680	10/12/2041	80,454
100,000	Citigroup Commercial Mortgage Trust 2005-C3 AM (c)		4.8300	5/15/2043	105,670
50,000	Citigroup Commercial Mortgage Trust 2006-C4 AM (c)		5.9207	3/15/2049	54,092
130,000	Citigroup Commercial Mortgage Trust 2006-C5 AM		5.4620	10/15/2049	140,251
70,000	Citigroup Commercial Mortgage Trust 2008-C7 A4 (c)		6.2756	12/10/2049	81,671
20,000	Citigroup/Deutsche Bank Commercial Mortgage Trust 2007-CD4 A4		5.3220	12/11/2049	22,214
23,870	Citigroup/Deutsche Bank Commercial Mortgage Trust 2007-CD4 ASB		5.2780	12/11/2049	25,029
2,289,112	Citigroup/Deutsche Bank Commercial Mortgage Trust 2007-CD5 XP (b,c)		0.3173	11/15/2044	10,862
28,735	Commercial Mortgage Acceptance Corp. 1998-C2 F (b)		5.4400	9/15/2030	29,546
50,000	Credit Suisse First Boston Mortgage Securities Corp. 1998-C2 F (b,c)		6.7500	11/15/2030	53,969
50,000	Credit Suisse Mortgage Capital Certificates 2006-C3 AM (c)		6.0080	6/15/2038	52,765
50,000	GMAC Commercial Mortgage Securities, Inc. 2006-C1 AJ (c)		5.3490	11/10/2045	39,506
100,000	GS Mortgage Securities Corp II 2004-GG2 A6 (c)		5.3960	8/10/2038	107,116
75,000	GS Mortgage Securities Corp II 2006-GG8 A4		5.5600	11/10/2039	84,953
100,000	GS Mortgage Securities Corp II 2012-GC6 AS (b)		4.9480	1/10/2045	109,496
100,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2006-CB17 A4		5.4290	12/12/2043	111,969
1,876,836	JP Morgan Chase Commercial Mortgage Securities Corp. 2006-LDP8 X (c)		0.7338	5/15/2045	34,085
100,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2007-C1 ASB		5.8570	2/15/2051	108,801
25,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2007-CB19 A4 (c)		5.9242	2/12/2049	28,334
100,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2007-CB19 AM (c)		5.9242	2/12/2049	102,011
25,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2011-PLSD A2 (b)		3.3638	11/13/2044	26,609
Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2012
Principal Amount ($)			Yield	Maturity	Market Value
	COMMERCIAL MBS - 1.2% (continued)
1,000,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-C6 XA (a,c)		2.2136%	5/15/2045	$ 122,121
1,000,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-CBX XA (a,c)		2.0664	6/15/2045	114,276
100,000	LB-UBS Commercial Mortgage Trust 2003-C7 D (c)		5.2310	7/15/2037	104,025
30,000	LB-UBS Commercial Mortgage Trust 2004-C2 A4		4.3670	3/15/2036	31,367
100,000	LB-UBS Commercial Mortgage Trust 2005-C3 AM		4.7940	7/15/2040	106,345
50,000	LB-UBS Commercial Mortgage Trust 2006-C7 AJ (a)		5.4070	11/15/2038	32,003
2,659,088	LB-UBS Commercial Mortgage Trust 2006-C7 XCL (b,c)		0.3324	11/15/2038	37,299
2,214,240	LB-UBS Commercial Mortgage Trust 2006-C7 XW (b,c)		0.8420	11/15/2038	51,718
50,000	Merrill Lynch Mortgage Trust 2005-CIP1 AM (c)		5.1070	7/12/2038	53,870
100,000	Merrill Lynch Mortgage Trust 2006-C1 AM (c)		5.8478	5/12/2039	108,048
25,000	Morgan Stanley Capital I, Inc. 2005-HQ7 AM (c)		5.3694	11/14/2042	26,873
988,552	Morgan Stanley Capital I, Inc. 2011-C1 XA (b,c)		1.1444	9/15/2047	36,581
76,839	RREF 2012-LT1A A (a,b)		4.7500	2/15/2025	77,003
100,000	Wachovia Bank Commercial Mortgage Trust 2006-C25 A5 (c)		5.9222	5/15/2043	114,239
					2,583,907
	COMMERCIAL SERVICES - 0.2%
350,000	ADT Corp. (b)		3.5000	7/15/2022	351,175

	COMPUTERS - 0.2%
350,000	International Business Machines Corp.		1.9500	7/22/2016	360,045

	DISTRIBUTION/WHOLESALE - 0.1%
200,000	Arrow Electronics, Inc.		3.3750	11/1/2015	206,484

	DIVERSIFIED FINANCIAL SERVICES - 1.3%
700,000	American Express Credit Corp.		2.7500	9/15/2015	730,442
690,000	General Electric Capital Corp.		2.9000	1/9/2017	712,706
653,000	National Rural Utilities Cooperative Finance Corp.		10.3750	11/1/2018	946,187
300,000	PTTEP Australia International Finance Pty Ltd.		4.1520	7/19/2015	307,420
					2,696,755
	ELECTRIC - 1.2%
400,000	Abu Dhabi National Energy Co. (a)		5.8750	12/13/2021	442,500
375,000	Duke Energy Corp.		3.5500	9/15/2021	399,409
100,000	EGE Haina Finance Co. (a)		9.5000	4/26/2017	102,750
200,000	Hongkong Electric Finance Ltd.		4.2500	12/14/2020	212,538
200,000	Hydro Quebec		2.0000	6/30/2016	207,057
200,000	Instituto Costarricense de Electricidad (a,b)		6.9500	11/10/2021	205,000
100,000	MidAmerican Energy Holdings Co.		5.9500	5/15/2037	124,034
325,000	MidAmerican Energy Holdings Co.		6.5000	9/15/2037	427,855
253,000	Southern Power Co.		4.8750	7/15/2015	276,985
					2,398,128
	ENVIRONMENTAL CONTROL - 0.3%
425,000	Waste Management, Inc.		6.1250	11/30/2039	525,585

	FOOD - 1.2%
100,000	CCL Finance Ltd. (a)		9.5000	8/15/2014	111,280
250,000	Corp Pesquera Inca SAC (a)		9.0000	2/10/2017	266,250
375,000	General Mills, Inc.		3.1500	12/15/2021	383,742
130,000	Kellogg Co.		7.4500	4/1/2031	178,051
300,000	Kraft Foods, Inc.		5.3750	2/10/2020	355,007
575,000	Kroger Co.		3.4000	4/15/2022	574,505
200,000	Minerva Luxembourg SA (a)		12.2500	2/10/2022	208,000
300,000	Tyson Foods, Inc.		4.5000	6/15/2022	309,000
					2,385,835
	FOREIGN GOVERNMENT- 1.6%
100,000	Brazilian Government International Bond		5.8750	1/15/2019	120,700
366,667	Brazilian Government International Bond		8.0000	1/15/2018	427,167
300,000	Costa Rica Government International Bond		6.5480	3/20/2014	314,250
654,000	Mexico Government International Bond		5.6250	1/15/2017	761,092
200,000	Qatar Government International Bond		4.0000	1/20/2015	210,682
400,000	Qatar Government International Bond		4.5000	1/20/2022	441,400
Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2012
Principal Amount ($)			Yield	Maturity	Market Value
	FOREIGN GOVERNMENT- 1.6% (continued)
100,000	Qatar Government International Bond		6.4000%	1/20/2040	$ 127,250
300,000	Republic of Korea		5.7500	4/16/2014	323,067
200,000	Russian Foreign Bond - Eurobond (a,b)		4.5000	4/4/2022	209,522
150,000	South Africa Government International Bond		4.6650	1/17/2024	162,375
250,000	Wakala Global Sukuk Bhd (a)		4.6460	7/6/2021	274,860
					3,372,365
	FOREST PRODUCTS & PAPER - 0.3%
290,000	Celulosa Arauco Constit (a)		4.7500	1/11/2022	300,755
150,000	Inversiones CMPC SA (b)		4.5000	4/25/2022	148,468
100,000	Inversiones CMPC SA (b)		4.7500	1/19/2018	104,050
150,000	Inversiones CMPC SA (a)		4.7500	1/19/2018	156,074
					709,347
	HEALTHCARE-PRODUCTS - 0.5%
500,000	Becton Dickinson and Co.		3.1250	11/8/2021	520,371
425,000	Covidien International Finance SA		2.8000	6/15/2015	442,303
82,000	Covidien International Finance SA		6.0000	10/15/2017	98,301
					1,060,975
	HEALTHCARE-SERVICES - 0.3%
92,000	WellPoint Inc.		2.3750	2/15/2017	94,285
75,000	WellPoint Inc.		5.2500	1/15/2016	83,748
450,000	WellPoint Inc.		5.8750	6/15/2017	530,746
					708,779
	HOLDING COMPANIES-DIVERSIFIED - 0.4%
300,000	Grupo KUO SAB De CV (a)		9.7500	10/17/2017	315,750
200,000	Hutchison Whampoa International 11 Ltd. (a,b)		4.6250	1/13/2022	209,654
200,000	Hutchison Whampoa International 11 Ltd. (a)		4.6250	1/13/2022	210,416
					735,820
	HOME EQUITY ABS - 1.9%
901,055	Ace Securities Corp. 2006-NC1 A2C (c)		0.4453	12/25/2035	856,975
263,883	Countrywide Asset-Backed 2007-10 2A1 (c)		0.2953	6/25/2047	261,332
887,751	GSAA Home Equity Trust 2005-7 AF2 (c)		4.4760	5/25/2035	838,865
570,512	GSAA Home Equity Trust 2007-10 A1A		6.0000	11/25/2037	412,100
1,000,000	Morgan Stanley ABS Capital 2005-WMC3 M3 (c)		0.9503	3/25/2035	905,078
669,373	Residential Asset Sec Corp. 2005-KS4 M1 (c)		0.6553	5/25/2035	639,084
					3,913,434
	INSURANCE - 0.4%
25,000	Berkshire Hathaway Finance Corp.		3.0000	5/15/2022	25,298
400,000	Liberty Mutual Group, Inc. (b)		6.5000	5/1/2042	404,878
100,000	MetLife, Inc.		5.7000	6/15/2035	118,545
225,000	MetLife, Inc.		6.3750	6/15/2034	283,180
					831,901
	INVESTMENT COMPANIES - 0.1%
250,000	Temasek Financial I Ltd.		4.3000	10/25/2019	279,693

	IRON/STEEL - 0.0%
100,000	POSCO (b)		4.2500	10/28/2020	102,437

	LODGING - 0.2%
200,000	Prime Holdings Labuan Ltd.		5.3750	9/22/2014	210,477
175,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.		7.7500	8/15/2020	193,812
					404,289
	MEDIA - 1.2%
100,000	Comcast Corp.		5.8500	11/15/2015	114,722
75,000	Comcast Corp.		5.9000	3/15/2016	86,328
350,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.		5.0000	3/1/2021	384,508
200,000	Globo Comunicacao e Participacoes SA (b,e)		5.3070	5/11/2022	212,000
300,000	Globo Comunicacao e Participacoes SA (a,e)		6.2500	Perpetual	320,190
100,000	NET Servicos de Comunicacao SA		7.5000	1/27/2020	114,500
475,000	News America Inc.		6.6500	11/15/2037	554,472
675,000	Time Warner Cable, Inc.		5.0000	2/1/2020	758,046
					2,544,766
	METAL FABRICATE/HARDWARE - 0.1%
250,000	WPE International Cooperatief UA (a,b)		10.3750	9/30/2020	200,625

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2012
Principal Amount ($)			Yield	Maturity	Market Value
	MINING - 0.5%
425,000	Alcoa, Inc.		6.1500%	8/15/2020	$ 447,394
200,000	Corp Nacional del Cobre de Chile (a)		3.8750	11/3/2021	210,377
300,000	Corp Nacional del Cobre de Chile		4.7500	10/15/2014	320,511
					978,282
	MISCELLANEOUS MANUFACTURING - 0.2%
150,000	3M Co.		5.7000	3/15/2037	204,039
205,000	Illinois Tool Works, Inc. (b)		3.3750	9/15/2021	215,763
78,000	Illinois Tool Works, Inc.		6.2500	4/1/2019	96,634
					516,436
	MULTI-NATIONAL - 0.5%
150,000	Banco Latinoamericano de Comercio Exterior SA (a,b)		3.7500	4/4/2017	149,250
150,000	Banco Latinoamericano de Comercio Exterior SA (a)		3.7500	4/4/2017	149,250
675,000	Corp Andina de Fomento		3.7500	1/15/2016	701,486
					999,986
	OFFICE/BUSINESS EQUIPMENT - 0.3%
493,000	Xerox Corp.		4.2500	2/15/2015	522,245

	OIL & GAS - 3.0%
350,000	BP Capital Markets PLC (a)		4.7500	3/10/2019	396,830
200,000	CNOOC Finance 2012 Ltd. (b)		3.8750	5/2/2022	208,062
200,000	CNPC General Capital Ltd. (a,b)		3.9500	4/19/2022	206,391
200,000	CNPC General Capital Ltd. (a)		3.9500	4/19/2022	206,391
250,000	ConocoPhillips		6.5000	2/1/2039	346,202
500,000	Devon Energy Corp.		4.0000	7/15/2021	541,961
125,000	Devon Energy Corp.		6.3000	1/15/2019	153,360
200,000	Dolphin Energy Ltd. (a)		5.5000	12/15/2021	222,760
168,580	Dolphin Energy Ltd.		5.8880	6/15/2019	184,595
325,000	Marathon Petroleum Corp.		5.1250	3/1/2021	363,872
300,000	Pacific Rubiales Energy Corp. (a)		7.2500	12/12/2021	325,500
100,000	Pacific Rubiales Energy Corp. (a)		7.2500	12/12/2021	108,500
450,000	Pemex Project Funding Master Trust		6.6250	6/15/2035	535,500
400,000	Petroleos Mexicanos		6.6250	Perpetual	409,000
375,000	Phillips 66 (b)		5.8750	5/1/2042	403,682
419,900	Ras Laffan Liquefied Natural Gas Co. Ltd. II		5.2980	9/30/2020	459,790
200,000	Sinopec Group Overseas Development 2012 Ltd. (b)		2.7500	5/17/2017	203,388
200,000	Sinopec Group Overseas Development 2012 Ltd. (b)		3.9000	5/17/2022	208,487
350,000	Transocean Inc.		6.0000	3/15/2018	389,809
325,000	Valero Energy Corp.		6.1250	2/1/2020	375,231
					6,249,311
	OIL & GAS SERVICES - 0.2%
325,000	Halliburton Co.		6.1500	9/15/2019	401,688

	PHARMACEUTICALS - 0.4%
350,000	Express Scripts Holding Co. (b)		2.1000	2/12/2015	353,422
350,000	Novartis Capital Corp.		4.4000	4/24/2020	404,901
					758,323
	PIPELINES - 0.2%
100,000	Kinder Morgan Energy Partners LP		6.9500	1/15/2038	118,264
305,000	ONEOK Partners LP		6.1250	2/1/2041	343,911
25,000	Plains All American Pipeline LP / PAA Finance Corp.		5.1500	6/1/2042	26,418
					488,593
	REGIONAL(STATE/PROVIDENCE) - 0.1%
250,000	Province of Ontario Canada		4.9500	11/28/2016	290,270

	REITS - 0.4%
395,000	Boston Properties LP		4.1250	5/15/2021	414,886
250,000	Simon Property Group LP		4.3750	3/1/2021	272,243
100,000	Simon Property Group LP		5.6500	2/1/2020	116,650
					803,779
	RETAIL - 0.8%
200,000	Controladora Comercial Mexicana SAB de CV (a)		7.0000	6/30/2018	202,500
200,000	Lotte Shopping Co. Ltd. (a)		3.8750	4/7/2016	206,239
325,000	Target Corp.		2.9000	1/15/2022	332,076
100,000	Target Corp.		3.8750	7/15/2020	110,174
650,000	Wal-Mart Stores, Inc.		3.2500	10/25/2020	697,447
					1,548,436
Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2012
Principal Amount ($)			Yield	Maturity	Market Value
	SEMICONDUCTORS - 0.2%
375,000	Intel Corp.		3.3000%	10/1/2021	$ 400,881

	TELECOMMUNICATIONS - 1.2%
325,000	AT&T, Inc.		5.3500	9/1/2040	372,991
100,000	Axiata SPV1 Labuan Ltd.		5.3750	4/28/2020	108,596
550,000	British Telecommunications PLC		5.9500	1/15/2018	644,263
100,000	Deutsche Telekom International Finance BV		8.7500	6/15/2030	138,837
375,000	France Telecom SA		2.7500	9/14/2016	382,137
200,000	Koninklijke KPN NV		8.3750	10/1/2030	255,951
425,000	Motorola Solutions, Inc.		6.0000	11/15/2017	482,708
100,000	NII Capital Corp.		8.8750	12/15/2019	90,625
100,000	Telefonos de Mexico SAB de CV (a)		5.5000	1/27/2015	109,472
					2,585,580
	TOYS/GAMES/HOBBIES - 0.2%
325,000	Mattel, Inc.		2.5000	11/1/2016	333,855

	TRANSPORTATION - 0.1%
100,000	United Parcel Service, Inc.		3.1250	1/15/2021	107,076

	U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.5%
838,041	Fannie Mae Pool 985190 (d)		6.0000	8/1/2038	921,267
456,705	Fannie Mae Pool AB3850 (d)		4.0000	11/1/2041	479,563
4,993,443	Fannie Mae Pool AB5459 (d)		4.0000	6/1/2042	5,243,357
357,674	Fannie Mae Pool AD0500 (d)		5.5000	9/1/2036	393,220
834,636	Fannie Mae Pool AI6658 (d)		4.0000	8/1/2041	876,408
927,242	Fannie Mae Pool AJ4118 (d)		4.0000	11/1/2041	973,649
932,961	Fannie Mae Pool AL1554 (a,d)		6.0000	1/1/2040	1,028,122
910,194	Fannie Mae Pool AL1690 (d)		6.0000	5/1/2041	1,003,032
959,327	Fannie Mae Pool AL1744 (a,d)		6.0000	10/1/2040	1,057,178
1,431,132	Fannie Mae Pool AL1745 (a,d)		6.0000	3/1/2040	1,577,106
926,776	Fannie Mae Pool AL1793 (d)		6.0000	1/1/2041	1,021,306
350,793	Fannie Mae Pool MA0353 (d)		4.5000	3/1/2030	379,304
118,280	Fannie Mae Pool MA0871 (d)		4.0000	10/1/2041	124,200
7,607,070	Fannie Mae Pool MA0919 (d)		3.5000	12/1/2031	8,056,741
966,267	Fannie Mae Pool MA0949 (d)		3.5000	1/1/2032	1,023,385
597,510	Fannie Mae Pool MA1050 (d)		4.5000	3/1/2042	630,750
6,500,000	Fannie Mae Pool MA1117 (a,d)		3.5000	7/1/2042	6,779,122
765,490	Fannie Mae Pool MA3894 (d)		4.0000	9/1/2031	824,285
906,395	Freddie Mac Gold Pool G06954 (a,d)		6.0000	5/1/2040	993,599
616,019	Freddie Mac Gold Pool N70081 (d)		5.5000	7/1/2038	671,426
					34,057,020
	U.S. GOVERNMENT OBLIGATIONS - 11.6%
3,980,000	United States Treasury Bond		3.7500	8/15/2041	4,807,560
2,230,000	United States Treasury Bond		4.2500	11/15/2040	2,917,119
5,380,000	United States Treasury Note		1.8750	9/30/2017	5,675,480
2,870,000	United States Treasury Note		2.3750	5/31/2018	3,109,467
2,980,000	United States Treasury Note		2.0000	11/15/2021	3,091,983
2,730,000	United States Treasury Note		2.7500	11/30/2016	2,978,045
880,000	United States Treasury Note		3.1250	5/15/2021	1,002,581
250,000	United States Treasury Note		1.8750	7/15/2013	320,739
					23,902,974

	TOTAL BONDS & NOTES (Cost - $145,868,439)				147,243,173

	SHORT-TERM INVESTMENTS - 3.4%
	U.S. GOVERNMENT OBLIGATIONS - 15.1%
5,740,000	United States Treasury Bill		0.0030	8/16/2012	5,739,509
1,370,000	United States Treasury Bill		0.0049	9/27/2012	1,369,732
	TOTAL SHORT-TERM INVESTMENTS (Cost - $7,109,241)				7,109,241

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2012
No of Contracts				Maturity	Market Value
	PURCHASED PUT OPTIONS - 0.0%
7	NASDAQ 100 E-MINI @ 2220			Jul-12	$ 63
2	S&P 500 FUTR @ 1080			Sep-12	1,975
1	S&P 500 FUTR @ 1160			Jul-12	63
	TOTAL PURCHASED PUT OPTIONS (Premiums - $8,635)				2,101

	TOTAL INVESTMENTS - 74.9% (Cost - $152,986,315) (f)				$ 154,354,515
	OTHER ASSETS LESS LIABILITIES - 25.1%				51,675,141
	NET ASSETS - 100.0%				$ 206,029,656

	ABS - Asset Backed Security
	REIT - Real Estate Investment Trust
	REMICS - Real Estate Mortgage Investment Conduits
(a)	The value of these securities have been determined in good faith under the policies of the Board of Trustees.
(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt
	from registration to qualified institutional buyers. At June 30, 2012, these securities amounted to $12,325,162 or 5.98% of net assets.
(c)	Variable rate security; the rate shown represents the rate at June 30, 2012.
(d)	Issuers operate under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal Home
	Loan Mortgage Corp. and Federal National Mortgage Association currently operate under a federal conservatorship.
(e)	Step-Up Bond; the interest rate shown is the rate in effect as of June 30, 2012.
(f)	Represents cost for financial reporting purposes. Aggregate cost for book purposes is substantially the same and differs from market value
	by net unrealized appreciation (depreciation) of securities as follows:
				Unrealized Appreciation:	$ 1,712,992
				Unrealized Depreciation:	(344,793)
				Net Unrealized Appreciation:	$ 1,368,199

SCHEDULE OF FINANCIAL FUTURES
LONG FUTURES CONTRACTS
			Notional	Notional
No. of			Value at	Value at	Unrealized
Contracts	Name	Expiration	Trade date (a)	June 30, 2012 (a)	Gain/Loss
	AUSTRALIAN DOLLAR DENOMINATED
32	90-DAY BANK BILL	12-Dec	$ 32,531,478	$ 32,517,850	$ (13,628)
16	90-DAY BANK BILL	13-Jun	16,260,225	16,259,721	(504)
15	90-DAY BANK BILL	13-Mar	15,244,900	15,244,608	(292)
16	90-DAY BANK BILL	12-Sep	16,268,457	16,249,380	(19,077)
29	AUST 10Y BOND	12-Sep	3,226,889	3,220,080	(6,809)
49	AUST 3YR BOND	12-Sep	5,556,125	5,537,901	(18,224)
					(58,534)
	CANADIAN DOLLAR DENOMINATED
41	BANK ACCEPT	12-Dec	9,964,587	9,963,653	(934)
2	BANK ACCEPT	12-Sep	485,909	485,786	(123)
74	CAN 10YR BOND	12-Sep	10,052,469	10,078,005	25,536
14	CANOLA	12-Nov	156,158	163,522	7,364
					31,843
	EURO DENOMINATED
137	3MO EURO EURIBOR	12-Dec	43,117,518	43,171,891	54,373
99	3MO EURO EURIBOR	13-Dec	31,140,189	31,153,315	13,126
152	3MO EURO EURIBOR	13-Jun	47,830,814	47,884,300	53,486
37	3MO EURO EURIBOR	14-Jun	11,622,748	11,627,340	4,592
274	3MO EURO EURIBOR	13-Mar	86,244,916	86,339,444	94,528
62	3MO EURO EURIBOR	14-Mar	19,492,248	19,498,376	6,128
72	3MO EURO EURIBOR	12-Sep	22,672,695	22,685,457	12,762
128	3MO EURO EURIBOR	13-Sep	40,272,557	40,307,407	34,850
12	3MO EURO EURIBOR	14-Sep	3,761,893	3,767,799	5,906
1	EURO BUXL 30Y BND	12-Sep	182,126	165,862	(16,264)
161	EURO-BOBL	12-Sep	25,991,329	25,673,843	(317,486)
7	Euro-BTP	12-Sep	882,877	890,769	7,892
154	EURO-BUND	12-Sep	28,280,712	27,485,617	(795,095)
228	EURO-SCHATZ	12-Sep	31,989,844	31,911,796	(78,048)
1	MILL WHEAT EURO	12-Nov	12,841	14,361	1,520
					(917,730)
Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2012
SCHEDULE OF FINANCIAL FUTURES
LONG FUTURES CONTRACTS
			Notional	Notional
No. of			Value at	Value at	Unrealized
Contracts	Name	Expiration	Trade date (a)	June 30, 2012 (a)	Gain/Loss
	JAPANESE YEN DENOMINATED
6	3MO EUROYEN TFX	12-Dec	$ 1,873,794	$ 1,873,825	$ 31
48	3MO EUROYEN TFX	13-Jun	14,990,349	14,990,600	251
17	3MO EUROYEN TFX	13-Mar	5,309,108	5,309,171	63
48	3MO EUROYEN TFX	13-Sep	14,990,130	14,990,600	470
25	JPN 10Y BOND	12-Sep	44,968,292	45,021,306	53,014
					53,829
16	NEW ZEALAND DOLLAR DENOMINATED
9	NEW ZEAL 3MO BILL	12-Dec	7,030,596	7,026,359	(4,237)
7	NEW ZEAL 3MO BILL	12-Sep	5,466,952	5,463,263	(3,689)
					(7,926)
	REPUBLIC OF KOREA WON
67	US DOLLAR	12-Jul	684,406	671,053	(13,353)

	SWISS FRANC DENOMINATED
27	Euro CHF 3MO LIF	12-Dec	7,129,995	7,117,923	(12,072)
2	Euro CHF 3MO LIF	12-Sep	527,280	526,990	(290)
1	SWISS FED BND	12-Sep	162,498	159,989	(2,509)
					(14,871)
	UK POUNDS DENOMINATED
297	90DAY STERLING	12-Dec	57,896,945	57,880,727	(16,218)
117	90DAY STERLING	13-Jun	22,760,935	22,810,687	49,752
130	90DAY STERLING	13-Mar	25,296,751	25,342,655	45,904
20	90DAY STERLING	14-Mar	3,897,496	3,895,729	(1,767)
89	90DAY STERLING	12-Sep	17,323,859	17,337,740	13,881
117	90DAY STERLING	13-Sep	22,756,046	22,808,390	52,344
115	90DAY STERLING	13-Dec	22,358,816	22,409,471	50,655
3	COCOA - LI	12-Dec	70,839	73,179	2,340
13	COCOA - LI	12-Jul	303,365	329,564	26,199
18	COCOA - LI	12-Sep	426,257	445,011	18,754
61	LONG GILT	12-Sep	11,435,702	11,412,251	(23,451)
					218,393
	US DOLLAR DENOMINATED
386	90DAY EURO$	12-Dec	95,994,012	96,012,675	18,663
344	90DAY EURO$	13-Dec	85,424,137	85,484,000	59,863
351	90DAY EURO$	13-Jun	87,223,400	87,267,375	43,975
94	90DAY EURO$	14-Jun	23,327,412	23,341,375	13,963
319	90DAY EURO$	13-Mar	79,292,188	79,331,313	39,125
287	90DAY EURO$	14-Mar	71,252,362	71,297,975	45,613
88	90DAY EURO$	12-Sep	21,885,700	21,894,400	8,700
350	90DAY EURO$	13-Sep	86,943,950	87,001,250	57,300
10	90DAY EURO$	14-Sep	2,480,787	2,481,750	963
65	A$ CURRENCY	12-Sep	6,512,870	6,609,850	96,980
99	BP CURRENCY	12-Sep	9,614,431	9,700,144	85,713
19	BRENT CRUDE	12-Aug	1,867,660	1,858,200	(9,460)
9	COCOA	12-Dec	194,180	207,360	13,180
7	COCOA	12-Sep	155,390	160,370	4,980
5	COFF ROBUSTA 10tn	12-Nov	103,210	106,700	3,490
61	COFF ROBUSTA 10tn	12-Sep	1,274,510	1,301,740	27,230
1	COFFEE 'C'	12-Dec	63,506	65,156	1,650
36	CORN	12-Dec	1,101,250	1,142,550	41,300
7	DJIA MINI e-CBOT	12-Sep	441,900	448,280	6,380
11	GAS OIL	12-Aug	908,450	927,575	19,125
13	GASOLINE RBOB	12-Aug	1,417,567	1,436,963	19,396
9	HEATING OIL	12-Sep	998,256	1,024,985	26,729
106	JPN YEN CURR	12-Sep	16,700,200	16,608,875	(91,325)
13	LEAN HOGS	12-Aug	477,900	492,830	14,930
2	LEAN HOGS	12-Jul	73,380	77,300	3,920
5	MEXICAN PESO	12-Sep	185,400	185,938	538
22	NASDAQ 100 E-MINI	12-Sep	1,128,020	1,148,290	20,270
12	NEW ZEALAND $	12-Sep	945,100	957,600	12,500

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2012
SCHEDULE OF FINANCIAL FUTURES
LONG FUTURES CONTRACTS
			Notional	Notional
No. of			Value at	Value at	Unrealized
Contracts	Name	Expiration	Trade date (a)	June 30, 2012 (a)	Gain/Loss
	US DOLLAR DENOMINATED (continued)
56	S&P500 EMINI	12-Sep	$ 3,744,762	$ 3,798,200	$ 53,438
58	SOYBEAN	12-Aug	4,090,087	4,297,075	206,988
56	SOYBEAN	12-Nov	3,834,350	3,997,700	163,350
26	SOYBEAN MEAL	12-Aug	1,055,190	1,116,700	61,510
51	SOYBEAN MEAL	12-Dec	2,042,300	2,106,810	64,510
11	SOYBEAN MEAL	12-Sep	442,440	466,400	23,960
10	SUGAR #11	13-Mar	234,293	240,800	6,507
58	SUGAR #11	12-Oct	1,297,666	1,364,810	67,144
408	US 10YR NOTE	12-Sep	54,462,414	54,417,000	(45,414)
85	US 2YR NOTE	12-Sep	18,735,985	18,715,938	(20,047)
293	US 5YR NOTE	12-Sep	36,325,375	36,322,844	(2,531)
119	US LONG BOND	12-Sep	17,755,398	17,608,281	(147,117)
36	US ULTRA BOND	12-Sep	6,070,680	6,006,375	(64,305)
35	WHEAT	12-Dec	1,233,513	1,359,313	125,800
29	WHEAT	12-Sep	1,095,938	1,096,200	262
4	WHITE SUGAR	12-Aug	111,760	122,260	10,500
					1,090,246

89,312	TOTAL LONG FUTURES CONTRACTS		$ 1,541,422,194	$ 1,541,804,091	$ 381,897

SCHEDULE OF FINANCIAL FUTURES
SHORT FUTURES CONTRACTS

	AUSTRALIAN DOLLAR DENOMINATED
(28)	SPI 200 S	12-Sep	$ (2,917,907)	$ (2,907,490)	$ 10,417

	CANADIAN DOLLAR DENOMINATED
(11)	S&P/TSX 60 IX	12-Sep	(1,402,233)	(1,431,320)	(29,087)

	EURO DENOMINATED
(3)	AMSTERDAM IDX	12-Jul	(221,850)	(233,516)	(11,666)
(26)	CAC40 10 EURO	12-Jul	(1,004,956)	(1,051,260)	(46,304)
(13)	DAX INDEX	12-Sep	(2,530,771)	(2,639,470)	(108,699)
(138)	EURO STOXX 50	12-Sep	(3,741,186)	(3,941,844)	(200,658)
(7)	FTSE/MIB IDX	12-Sep	(573,625)	(633,806)	(60,181)
					(427,508)
	HONG KONG DOLLAR DENOMINATED
(21)	HANG SENG IDX	12-Jul	(2,566,633)	(2,632,512)	(65,879)
(35)	H-SHARES IDX	12-Jul	(2,126,067)	(2,151,462)	(25,395)
					(91,274)
	JAPANESE YEN DENOMINATED
(32)	NIKKEI 225	12-Sep	(3,370,497)	(3,613,485)	(242,988)
(1)	PLATINUM TCOM Apr13	13-Apr	(23,486)	(22,753)	733
(14)	TOPIX INDX	12-Sep	(1,236,621)	(1,349,292)	(112,671)
					(354,926)
	REPUBLIC OF KOREA WON DENOMINATED
(24)	KOSPI2 INX	12-Sep	(2,585,451)	(2,574,123)	11,328

	SINGAPORE DOLLAR DENOMINATED
(7)	MSCI SING IX ETS	12-Jul	(356,635)	(367,512)	(10,877)

	SOUTH AFRICAN RAND DENOMINATED
(3)	FTSE/JSE TOP 40	12-Sep	(109,142)	(108,569)	573

	SWEDISH KRONA DENOMINATED
(49)	OMXS30 IND	12-Jul	(698,476)	(728,198)	(29,722)

	UK POUNDS DENOMINATED
(16)	FTSE 100 IDX	12-Sep	(1,363,006)	(1,387,996)	(24,990)

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2012
SCHEDULE OF FINANCIAL FUTURES
SHORT FUTURES CONTRACTS
			Notional	Notional
No. of			Value at	Value at	Unrealized
Contracts	Name	Expiration	Trade date (a)	June 30, 2012 (a)	Gain/Loss
	US DOLLAR DENOMINATED
(22)	A$ CURRENCY	12-Sep	$ (2,175,260)	$ (2,237,180)	$ (61,920)
(21)	BP CURRENCY	12-Sep	(2,038,762)	(2,057,606)	(18,844)
(7)	BRENT CRUDE	12-Aug	(673,730)	(684,600)	(10,870)
(41)	BRENT CRUDE	12-Sep	(3,988,890)	(4,013,080)	(24,190)
(44)	C$ CURRENCY	12-Sep	(4,271,745)	(4,319,040)	(47,295)
(39)	CATTLE FEEDER	12-Aug	(2,901,325)	(2,953,275)	(51,950)
(1)	CATTLE FEEDER	12-Sep	(74,837)	(77,200)	(2,363)
(77)	CHF CURRENCY	12-Sep	(10,058,569)	(10,164,963)	(106,394)
(59)	COCOA	12-Sep	(1,287,140)	(1,351,690)	(64,550)
(35)	COFFEE 'C'	12-Sep	(2,093,025)	(2,240,438)	(147,413)
(28)	COPPER	12-Sep	(2,357,350)	(2,447,550)	(90,200)
(4)	CORN	12-Dec	(112,175)	(126,950)	(14,775)
(4)	CORN	12-Sep	(107,512)	(125,700)	(18,188)
(32)	COTTON NO.2	12-Dec	(1,108,810)	(1,141,280)	(32,470)
(4)	COTTON NO.2	13-Mar	(141,575)	(145,020)	(3,445)
(395)	EURO FX CURR	12-Sep	(61,910,725)	(62,548,250)	(637,525)
(6)	FCOJ-A	12-Sep	(102,382)	(109,575)	(7,193)
(4)	FTSE CHINA A50	12-Jul	(30,980)	(30,980)	-
(11)	GAS OIL	12-Aug	(916,300)	(927,575)	(11,275)
(1)	GAS OIL	12-Oct	(81,675)	(83,800)	(2,125)
(28)	GAS OIL	12-Sep	(2,289,600)	(2,351,300)	(61,700)
(8)	GASOLINE RBOB	12-Aug	(862,777)	(884,285)	(21,508)
(15)	GASOLINE RBOB	12-Sep	(1,589,053)	(1,611,225)	(22,172)
(79)	GOLD 100 OZ	12-Aug	(12,549,730)	(12,673,180)	(123,450)
(38)	HEATING OIL	12-Aug	(4,180,344)	(4,325,000)	(144,656)
(9)	JPN YEN CURR	12-Sep	(1,402,174)	(1,410,187)	(8,013)
(7)	LEAN HOGS	12-Aug	(257,070)	(265,370)	(8,300)
(4)	LEAN HOGS	12-Oct	(130,410)	(132,720)	(2,310)
(108)	LIVE CATTLE	12-Aug	(5,100,050)	(5,203,440)	(103,390)
(15)	LIVE CATTLE	12-Oct	(742,500)	(746,400)	(3,900)
(18)	LME COPPER	12-Sep	(3,357,858)	(3,460,275)	(102,417)
(2)	LME LEAD	13-Jan	(94,113)	(94,000)	113
(3)	LME LEAD	12-Nov	(143,131)	(140,250)	2,881
(3)	LME LEAD	12-Sep	(144,432)	(139,463)	4,969
(3)	LME NICKEL	13-Jan	(307,119)	(302,400)	4,719
(2)	LME NICKEL	12-Jul	(215,883)	(200,436)	15,447
(1)	LME NICKEL	13-Mar	(103,428)	(100,992)	2,436
(7)	LME NICKEL	12-Sep	(700,608)	(702,618)	(2,010)
(1)	LME PRI ALUM	13-Jan	(57,888)	(48,725)	9,163
(15)	LME PRI ALUM	12-Nov	(777,287)	(724,406)	52,881
(58)	LME PRI ALUM	12-Sep	(2,911,407)	(2,768,775)	142,632
(1)	LME TIN	12-Sep	(94,250)	(93,905)	345
(4)	LME ZINC	13-Jan	(191,225)	(188,700)	2,525
(23)	LME ZINC	2-Sep	(1,087,352)	(1,080,713)	6,639
(4)	LME ZINC	12-Nov	(190,219)	(187,900)	2,319
(2)	LUMBER	12-Sep	(58,113)	(59,752)	(1,639)
(46)	MEXICAN PESO	12-Sep	(1,627,225)	(1,710,625)	(83,400)
(43)	MSCI TAIWAN INDEX	12-Jul	(1,058,230)	(1,089,620)	(31,390)
(2)	NASDAQ 100 E-MINI	12-Sep	(101,349)	(104,390)	(3,041)
(35)	NATURAL GAS	12-Aug	(876,000)	(988,400)	(112,400)
(26)	NATURAL GAS	12-Sep	(634,820)	(736,580)	(101,760)
(1)	OAT	12-Dec	(14,750)	(17,200)	(2,450)
(3)	PALLADIUM	12-Sep	(181,270)	(175,365)	5,905
(9)	PLATINUM	12-Oct	(648,120)	(653,580)	(5,460)
(4)	RED WHEAT MGE	12-Sep	(156,787)	(168,900)	(12,113)
(2)	ROUGH RICE	12-Sep	(57,780)	(57,960)	(180)
(6)	Russell 2000 Mini	12-Sep	(451,060)	(477,240)	(26,180)
(8)	S&P MID 400 EMINI	12-Sep	(722,750)	(751,600)	(28,850)
(7)	S&P500 EMINI	12-Sep	(455,912)	(474,775)	(18,863)
(46)	SGX S&P CNX NIFTY	12-Jul	(473,110)	(487,094)	(13,984)

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2012
SCHEDULE OF FINANCIAL FUTURES
SHORT FUTURES CONTRACTS
			Notional	Notional
No. of			Value at	Value at	Unrealized
Contracts	Name	Expiration	Trade date (a)	June 30, 2012 (a)	Gain/Loss
	US DOLLAR DENOMINATED (continued)
(20)	SILVER	12-Sep	$ (2,765,935)	$ (2,761,200)	$ 4,735
(31)	SOYBEAN OIL	12-Aug	(924,402)	(974,454)	(50,052)
(28)	SOYBEAN OIL	12-Dec	(832,950)	(891,744)	(58,794)
(13)	SOYBEAN OIL	12-Sep	(387,726)	(410,202)	(22,476)
(25)	SUGAR #11	12-Oct	(559,216)	(588,280)	(29,064)
(21)	WHEAT	12-Dec	(734,263)	(815,588)	(81,325)
(32)	WHEAT	12-Sep	(1,071,675)	(1,211,600)	(139,925)
(9)	WHEAT	12-Dec	(323,112)	(350,325)	(27,213)
(17)	WHEAT	12-Sep	(579,900)	(642,600)	(62,700)
(28)	WHITE SUGAR	12-Aug	(799,935)	(855,820)	(55,885)
(1)	WHITE SUGAR	12-Dec	(28,010)	(27,870)	140
(14)	WTI CRUDE	12-Aug	(1,148,760)	(1,189,440)	(40,680)
(13)	WTI CRUDE	12-Oct	(1,056,310)	(1,114,880)	(58,570)
(32)	WTI CRUDE	12-Sep	(2,699,270)	(2,731,840)	(32,570)
					(2,799,926)

79,937	TOTAL SHORT FUTURES CONTRACTS		$ (184,169,957)	$ (187,915,949)	$ (3,745,992)

		Total unrealized gain/(loss) on Futures			$ (3,364,095)

(a)

This Schedule of Financial Futures provides the detail of futures contracts the fund held as of the date of the financial statements, June 30, 2012. The amounts shown in column 4 ("Notional Value at Trade Date") and column 5 ("Notional Value at June 30, 2012") of this Schedule are the underlying reference amounts to stock exchange indices, equities and foreign currencies upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. Finally, the notional values as set forth within this Schedule of Financial Futures do not purport to represent economic value at risk to the Fund. The Fund is fully at risk for its investment in the commodity pools, which totals approximately $33,441,255.

No of Contracts				Maturity	Market Value
	WRITTEN PUT OPTIONS - (0.0) %
(7)	NASDAQ 100 E-MINI @ 2340			Jul-12	$ (252)
(1)	S&P 500 FUTR @ 1225			Jul-12	(238)
(2)	S&P 500 FUTR @ 1190			Sep-12	(4,800)
	TOTAL WRITTEN PUT OPTIONS (Proceeds - $17,930)				$ (5,290)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Investments in Systematic Trading Companies are valued at a fair value based on the net asset value as reported by underlying trading companies.  Options and Futures shall be valued at the close price at 4pm eastern time on the valuation date. Forward foreign exchange contract are valued by reference to the forward foreign exchange rate corresponding to the remaining life of the contract. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (“Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2012

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Investments
Bonds & Notes	$ -	$ 147,243,173	$ -	$ 147,243,173
Short-Term Investments	-	7,109,241	-	7,109,241
Total Investments	$ -	$ 154,352,414	$ -	$ 154,352,414
Derivative
Purchase Put options	$ 2,101	$ -	$ -	$ 2,101
Futures	3,029,701	-	-	3,029,701
Forward currency exchange contracts	-	285,511	-	285,511
Derivative Total	$ 3,031,802	$ 285,511	$ -	$ 3,317,313
Total	$ 3,031,802	$ 154,637,925	$ -	$ 157,669,727
Liabilities
Derivatives
Futures	$ (6,393,796)	$ -	$ -	$ (6,393,796)
Written Put options	(5,290)	-	-	(5,290)
Forward currency exchange contracts	-	(208,364)	-	(208,364)
Total	$ (6,399,086)	$ (208,364)	$ -	$ (6,607,450)
* Refer to the Consolidated Portfolio of Investments for industry classification.
The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The consolidated financial statements of the Fund include AFES Fund Limited (“AFES”), a wholly-owned and controlled subsidiary of which the Fund may invest up to 25% of its total assets. AFES invests in the global derivatives markets through the use of a separate controlled foreign corporation (“CFC”), Futures Evolution Ltd. (“FEL”). FEL, a wholly–owned subsidiary, is a closed-ended fund incorporated as an exempted company under the Companies Law of the Cayman Islands on September  13, 2011 and is a disregarded entity for US tax purpose. FEL uses one or more proprietary global macro trading programs (“global macro programs”), which are often labeled "managed futures" programs in one or more private investment vehicles or commodity pools (“unaffiliated trading companies”) advised by one or more commodity trading advisors (“CTAs”) registered with the U.S. Commodity Futures Trading Commission. Global macro programs attempt to earn profits in a variety of markets by employing long and short trading algorithms applied to futures, options, forward contracts, and other derivative instruments.

A summary of the Fund’s investment in AFES as follows:

	Inception Date of AFES	AFES Net Assets at June 30, 2012	% of Total Net Assets at June 30, 2012

AFES	September 8, 2011	$ 33,441,255	16.23%

Futures and forwards - Futures and forward contracts are commitments either to purchase or sell a designated financial instrument, currency, commodity or an index at a specified future date for a specified price and may be settled in cash or another financial asset. Futures are standardized exchange-traded contracts whereas forwards are individually traded over- the-counter contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. Futures contracts have little credit risk because the counterparties are futures exchanges. Forward contracts result in credit exposure to the counterparty.

Futures and forward contracts both result in exposure to market risk based on changes in market prices relative to contracted amounts. Market risks arise due to the possible movement in foreign currency exchange rates, indices, and securities’ values underlying these instruments. In addition, because of the low margin deposits normally required in relation to notional contract sizes, a high degree of leverage may be typical of a futures or forward trading account. As a result, a relatively small price movement in an underlying of a futures or forward contract may result in substantial losses to the Fund. While forward contracts are generally subject to liquidity risk, futures trading may also be illiquid. Certain futures exchanges do not permit trading in particular futures contracts at prices that represent a fluctuation in price during a single day’s trading beyond certain set limits. If prices fluctuate during a single day’s trading beyond those limits, the Fund could be prevented from promptly liquidating unfavorable positions and thus could be subject to substantial losses.

As of June 30, 2012 the following Forward Currency Exchange contracts were open:

						Unrealized
		Expiration	Currency Amount	Cost		Appreciation /(depreciation)
Purchase Contracts *	Currency	Dates	Purchased	(US $)	Fair Value
AUSTRALIAN DOLLAR	AUD	9/19/2012	300,000	$ 298,020	$ 304,804	$ 6,784
CHILEAN PESO	CLP	7/31/2012	250,000,000	500,001	498,443	(1,558)
CHINA YUAN RENMINBI	RMB	7/31-9/28/12	41,460,248	6,534,092	6,534,191	99
EURO	EUR	7/2-9/19/12	1,500,000	1,884,510	1,901,389	16,879
HUNGARY FORINT	HUF	9/19/2012	389,835,757	1,649,019	1,693,554	44,535
INDIAN RUPEE	INR	7/31/2012	5,649,718	100,000	101,287	1,287
INDONESIAN RUPIAH	IDR	7/31/2012	3,000,000,000	300,000	301,832	1,832
MALAYSIAN RINGGIT	MYR	7/31/2012	1,269,467	400,000	398,696	(1,304)
NEW ZEALAND DOLLAR	NZD	9/19/2012	127,180	100,548	101,346	798
NORWEGIAN KRONE	NOK	7/02-9/19/12	35,834,784	5,985,647	5,996,481	10,834
PHILIPPINO PESO	PHP	7/31/2012	17,021,277	400,000	402,273	2,273
POLISH ZLOTY	PLN	9/19/2012	8,744,077	2,533,193	2,586,163	52,970
RUSSIAN ROUBLE	RUB	7/31-8/31/2012	108,452,785	3,377,810	3,325,597	(52,213)
SOUTH AFRICAN RAND	ZAR	9/19/2012	5,115,090	600,000	618,784	18,784
SWEDISH KRONA	SEK	7/02-9/19/2012	28,975,102	4,099,630	4,173,658	74,028
TURKISH LIRA NEW	TRY	9/19/2012	552,533	300,000	300,347	347

				$ 29,062,470	$ 29,238,845	$ 176,375

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2012

						Unrealized
		Expiration	Currency Amount	Cost		Appreciation /(depreciation)
Sales Contracts *	Currency	Dates	Sold	(US $)	Fair Value
AUSTRALIAN DOLLAR	AUD	9/19/2012	(99,999)	$ (100,548)	$ (101,601)	$ (1,053)
CHILEAN PESO	CLP	7/31/2012	(100,000,000)	(200,000)	(202,412.00)	(2,412)
CHINA YUAN RENMINBI	RMB	7/31/2012	(11,639,655)	(1,834,092)	(1,837,822.00)	(3,730)
CZECH KORUNA	CZK	9/19/2012	(10,260,624)	(501,480)	(509,017.00)	(7,537)
EURO	EUR	7/02-9/19/2012	(10,600,005)	(13,383,056)	(13,437,647.00)	(54,591)
MALAYSIAN RINGGIT	MYR	7/31/2012	(635,526)	(200,000)	(199,601.00)	399
NEW ISRAELI SHEKEL	ILS	9/19/2012	(389,105)	(100,000)	(99,201.00)	799
NEW ZEALAND DOLLAR	NZD	9/19/2012	(382,813)	(298,020)	(305,043.00)	(7,023)
NORWEGIAN KRONE	NOK	7/03-9/19/2012	(7,993,652)	(1,331,539)	(1,338,421.00)	(6,882)
POLISH ZLOTY	PLN	9/19/2012	(864,429)	(251,290)	(255,677.00)	(4,387)
RUSSIAN ROUBLE	RUB	7/31/2012	(68,751,619)	(2,077,809)	(2,107,112.00)	(29,303)
SWEDISH KRONA	SEK	7/02-9/19/2012	(4,812,964)	(684,636)	(693,286.00)	(8,650)
TAIWAN DOLLAR	TWD	7/31/2012	(35,838,770)	(1,200,000)	(1,200,678.00)	(678)
TURKISH LIRA NEW	TRY	9/19/2012	(186,150)	(100,000)	(101,180.00)	(1,180)

				$ (22,262,470)	$ (22,388,698)	$ (126,228)

Total unrealized gain on forward foreign currency contracts						$ 50,147

* For the purpose of this presentation, each cross-currency contract is shown as both a purchase and a sale against the US Dollar.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Fund enters into option contracts to meet the requirements of its trading activities.

The following is a summary of the unrealized appreciation/depreciation of derivative instruments utilized by the Fund as of June 30, 2012 categorized by risk exposure.

The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Unrealized appreciation/(depreciation) on derivatives:
	Equity Contracts	Foreign Exchange Contracts	Commodity Contracts	Interest Rate contracts	Total Value at June 30, 2012
Purchased Options	$ (6,535)	$ -	$ -	$ -	$ (6,535)
Futures	(2,195,207)	(872,338)	(760,316)	463,766	(3,364,095)
Written options	12,641	-	-	-	12,641
Forward Contracts	-	50,147	-	-	50,147
Total	$ (2,189,101)	$ (822,191)	$ (760,316)	$ 463,766	$ (3,307,842)

The amounts of derivative instruments disclosed, on the Consolidated Portfolio of Investments at June 30, 2012 is a reflection of the volume of derivative activity for the Fund.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

08/29/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

08/29/2012

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

08/29/2012